INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of inventories, net
	December 31,	December 31,
	2024	2023

Gold	64,560,000	—
Diamonds	$—	$17,178,241
Platinum	—	366,912
Total Inventory allowance, net	$64,560,000	$17,545,153